                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3561
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                     CAPITAL APPRECIATION VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                       COMPASS [graphic omitted]

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS


          QUARTERLY PORTFOLIO HOLDINGS O SEPTEMBER 30, 2006

          Capital Appreciation Variable Account


                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
Capital Appreciation Variable Account

ISSUER                                                                          SHARES/PAR          VALUE ($)
COMMON STOCKS - 98.8%
AEROSPACE - 2.7%
Boeing Co.                                                                          28,000       $  2,207,799
United Technologies Corp.                                                           60,800          3,851,679
                                                                                                 ------------
                                                                                                 $  6,059,478
                                                                                                 ------------
APPAREL MANUFACTURERS - 1.2%
Coach, Inc. (a)                                                                     26,300       $    904,720
NIKE, Inc., "B"                                                                     20,360          1,783,943
                                                                                                 ------------
                                                                                                 $  2,688,663
                                                                                                 ------------
AUTOMOTIVE - 0.6%
Harman International Industries, Inc.                                               15,770       $  1,315,849
                                                                                                 ------------
BIOTECHNOLOGY - 6.1%
Amgen, Inc. (a)                                                                     61,500       $  4,399,095
Celgene Corp. (a)                                                                   69,100          2,992,030
Genzyme Corp. (a)                                                                   73,440          4,954,997
Gilead Sciences, Inc. (a)                                                           17,230          1,183,701
                                                                                                 ------------
                                                                                                 $ 13,529,823
                                                                                                 ------------
BROADCASTING - 1.4%
News Corp., "A"                                                                     90,200       $  1,772,430
Viacom, Inc., "B" (a)                                                               36,100          1,342,198
                                                                                                 ------------
                                                                                                 $  3,114,628
                                                                                                 ------------
BROKERAGE & ASSET MANAGERS - 4.2%
Charles Schwab Corp.                                                               130,800       $  2,341,320
Chicago Mercantile Exchange
Holdings, Inc.                                                                       6,970          3,333,403
Legg Mason, Inc.                                                                     7,900            796,794
Mellon Financial Corp.                                                              26,000          1,016,600
Merrill Lynch & Co., Inc.                                                           23,000          1,799,060
                                                                                                 ------------
                                                                                                 $  9,287,177
                                                                                                 ------------
BUSINESS SERVICES - 4.6%
Amdocs Ltd. (a)                                                                     83,940       $  3,324,024
Automatic Data Processing, Inc.                                                     37,400          1,770,516
CheckFree Corp. (a)                                                                 27,400          1,132,168
First Data Corp.                                                                    93,300          3,918,600
                                                                                                 ------------
                                                                                                 $ 10,145,308
                                                                                                 ------------
CHEMICALS - 1.2%
Ecolab, Inc.                                                                        19,600       $    839,272
Monsanto Co.                                                                        37,400          1,758,174
                                                                                                 ------------
                                                                                                 $  2,597,446
                                                                                                 ------------
COMPUTER SOFTWARE - 5.7%
Adobe Systems, Inc. (a)                                                            117,000       $  4,381,650
Microsoft Corp.                                                                    154,170          4,213,466
Oracle Corp. (a)                                                                   222,480          3,946,795
                                                                                                 ------------
                                                                                                 $ 12,541,911
                                                                                                 ------------
COMPUTER SOFTWARE - SYSTEMS - 3.2%
Apple Computer, Inc. (a)                                                            48,800       $  3,759,064
Hewlett-Packard Co.                                                                 66,600          2,443,554
LG.Philips LCD Co. Ltd., ADR (a)                                                    56,200            932,358
                                                                                                 ------------
                                                                                                 $  7,134,976
                                                                                                 ------------
CONSUMER GOODS & SERVICES - 3.5%
Colgate-Palmolive Co.                                                               26,700       $  1,658,070
eBay, Inc. (a)                                                                      35,200            998,272
Monster Worldwide, Inc. (a)                                                         18,100            655,039
Procter & Gamble Co.                                                                70,300          4,357,194
                                                                                                 ------------
                                                                                                 $  7,668,575
                                                                                                 ------------
ELECTRICAL EQUIPMENT - 5.3%
Cooper Industries Ltd., "A"                                                         15,000       $  1,278,300
General Electric Co.                                                               187,700          6,625,810
Rockwell Automation, Inc.                                                           32,700          1,899,870
W.W. Grainger, Inc.                                                                 26,800          1,796,136
                                                                                                 ------------
                                                                                                 $ 11,600,116
                                                                                                 ------------
ELECTRONICS - 7.0%
Applied Materials, Inc.                                                             62,600       $  1,109,898
Intel Corp.                                                                        299,320          6,157,012
Marvell Technology Group Ltd. (a)                                                  105,000          2,033,850
Samsung Electronics Co. Ltd., GDR                                                    6,740          2,365,740
SanDisk Corp. (a)                                                                   47,750          2,556,535
Xilinx, Inc.                                                                        52,010          1,141,620
                                                                                                 ------------
                                                                                                 $ 15,364,655
                                                                                                 ------------
FOOD & BEVERAGES - 1.5%
PepsiCo, Inc.                                                                       43,000       $  2,806,180
SYSCO Corp.                                                                         15,000            501,750
                                                                                                 ------------
                                                                                                 $  3,307,930
                                                                                                 ------------
FOOD & DRUG STORES - 1.2%
CVS Corp.                                                                           79,500       $  2,553,540
                                                                                                 ------------
GAMING & LODGING - 3.0%
Carnival Corp.                                                                      21,510       $  1,011,615
International Game Technology                                                       73,100          3,033,650
Las Vegas Sands Corp. (a)                                                           22,900          1,565,215
Starwood Hotels & Resorts, Inc.                                                     18,900          1,080,891
                                                                                                 ------------
                                                                                                 $  6,691,371
                                                                                                 ------------
GENERAL MERCHANDISE - 3.5%
Family Dollar Stores, Inc.                                                          11,600       $    339,184
Kohl's Corp. (a)                                                                    16,400          1,064,688
Target Corp.                                                                        55,680          3,076,320
Wal-Mart Stores, Inc.                                                               66,810          3,295,069
                                                                                                 ------------
                                                                                                 $  7,775,261
                                                                                                 ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.5%
UnitedHealth Group, Inc.                                                            21,300       $  1,047,960
                                                                                                 ------------
INTERNET - 2.5%
Google, Inc., "A" (a)                                                                9,540       $  3,834,126
Yahoo!, Inc. (a)                                                                    63,940          1,616,403
                                                                                                 ------------
                                                                                                 $  5,450,529
                                                                                                 ------------
LEISURE & TOYS - 1.9%
Electronic Arts, Inc. (a)                                                           74,640       $  4,155,955
                                                                                                 ------------
MACHINERY & TOOLS - 1.2%
Deere & Co.                                                                         27,500       $  2,307,525
Precision Castparts Corp.                                                            4,300            271,588
                                                                                                 ------------
                                                                                                 $  2,579,113
                                                                                                 ------------

MAJOR BANKS - 1.6%
JPMorgan Chase & Co.                                                                35,800       $  1,681,168
State Street Corp.                                                                  29,400          1,834,560
                                                                                                 ------------
                                                                                                 $  3,515,728
                                                                                                 ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
McKesson Corp.                                                                      21,500       $  1,133,480
                                                                                                 ------------
MEDICAL EQUIPMENT - 4.6%
Advanced Medical Optics, Inc. (a)                                                   58,980       $  2,332,659
Baxter International, Inc.                                                          43,900          1,995,694
C.R. Bard, Inc.                                                                      7,300            547,500
DENTSPLY International, Inc.                                                        27,500            828,025
Medtronic, Inc.                                                                     84,070          3,904,211
St. Jude Medical, Inc. (a)                                                          14,350            506,412
                                                                                                 ------------
                                                                                                 $ 10,114,501
                                                                                                 ------------
NETWORK & TELECOM - 6.2%
Cisco Systems, Inc. (a)                                                            340,480       $  7,831,040
Corning, Inc. (a)                                                                  117,750          2,874,278
Juniper Networks, Inc. (a)                                                          48,600            839,808
QUALCOMM, Inc.                                                                      59,300          2,155,555
                                                                                                 ------------
                                                                                                 $ 13,700,681
                                                                                                 ------------
OIL SERVICES - 3.0%
Noble Corp.                                                                         32,030       $  2,055,685
Transocean, Inc. (a)                                                                30,500          2,233,515
Weatherford International Ltd. (a)                                                  55,900          2,332,148
                                                                                                 ------------
                                                                                                 $  6,621,348
                                                                                                 ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.1%
American Express Co.                                                                58,860       $  3,300,869
SLM Corp.                                                                           58,860          3,059,543
UBS AG                                                                               6,260            371,281
                                                                                                 ------------
                                                                                                 $  6,731,693
                                                                                                 ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.9%
EMC Corp. (a)                                                                      159,000       $  1,904,820
                                                                                                 ------------
PHARMACEUTICALS - 8.0%
Allergan, Inc.                                                                      29,400       $  3,310,734
Eli Lilly & Co.                                                                     70,410          4,013,370
Johnson & Johnson                                                                   77,490          5,032,201
Roche Holding AG                                                                    16,840          2,911,365
Wyeth                                                                               48,020          2,441,337
                                                                                                 ------------
                                                                                                 $ 17,709,007
                                                                                                 ------------
RAILROAD & SHIPPING - 0.8%
Burlington Northern Santa Fe Corp.                                                  24,300       $  1,784,592
                                                                                                 ------------
RESTAURANTS - 0.3%
YUM! Brands, Inc.                                                                   11,400       $    593,370
                                                                                                 ------------
SPECIALTY STORES - 4.4%
Aeropostale, Inc. (a)                                                               28,600       $    835,978
Best Buy Co., Inc.                                                                  18,600            996,216
Chico's FAS, Inc. (a)                                                               46,800          1,007,604
Home Depot, Inc.                                                                    25,300            917,631
Lowe's Cos., Inc.                                                                   45,000          1,262,700
Staples, Inc.                                                                      111,500          2,712,795
Urban Outfitters, Inc. (a)                                                          45,800            810,202
Williams-Sonoma, Inc.                                                               36,700          1,188,713
                                                                                                 ------------
                                                                                                 $  9,731,839
                                                                                                 ------------
TELEPHONE SERVICES - 0.9%
American Tower Corp., "A" (a)                                                       56,500       $  2,062,250
                                                                                                 ------------
TOBACCO - 0.7%
Altria Group, Inc.                                                                  20,100       $  1,538,655
                                                                                                 ------------
TRUCKING - 1.8%
FedEx Corp.                                                                         14,670       $  1,594,336
United Parcel Service, Inc., "B"                                                    32,600          2,345,244
                                                                                                 ------------
                                                                                                 $  3,939,580
                                                                                                 ------------
    TOTAL COMMON STOCKS                                                                          $217,691,808
                                                                                                 ------------
REPURCHASE AGREEMENTS - 2.0%
Merrill Lynch, 5.35%, dated 9/29/06, due 10/2/06, total to be received
$4,481,997 (secured by various U.S. Treasury and Federal Agency
obligations and Mortgage Backed securities in a jointly traded account)         $4,480,000       $  4,480,000
                                                                                                 ------------
    TOTAL INVESTMENTS                                                                            $222,171,808
                                                                                                 ------------
OTHER ASSETS, LESS LIABILITIES - (0.8)%                                                            (1,804,341)
                                                                                                 ------------
    NET ASSETS - 100.0%                                                                          $220,367,467
                                                                                                 ------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt
GDR       Global Depository Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPITAL APPRECIATION VARIABLE ACCOUNT


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 21, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 21, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 21, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.